Income tax expense - Tax Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
2023	$ 0	$ 0
2024	67,221	74,736
2025	174,128	193,596
2026	142,496	158,427
2027	201,454	12,672
2028 onwards	1,616,709	1,113,882
Tax credit carryforward	$ 2,202,008	$ 1,553,313